Borrowings (Details) - USD ($)			6 Months Ended
	Jun. 23, 2022	Jun. 22, 2022	Sep. 30, 2022
Disclosure Of Detailed Information About Borrowings Text Block Abstract
Senior secured promissory note percentage			7.00%
Senior Secured Promissory Note (in Dollars)			$ 1,000,000
Issue discount percent			7.00%
Warrant exercisable			500,000
Strike price (in Dollars per share)			$ 10
Convert warrants	(500,000)
Exercised warrants shares	(421,490)	(421,490)
VWAP par value (in Dollars per share)		$ 33.28